Residual Portfolios (Tables)	12 Months Ended
Dec. 31, 2013
Residual Portfolios [Abstract]
Schedule Of Expected Annual Amortization Of Residual Portfolios

2014	2015	2016	2017	2018	Thereafter	Total
$ 1,894,233	$ 1,605,856	$ 1,340,561	$ 1,117,821	$ 933,004	$ 2,718,184	$ 9,609,659